INCOME TAX - Company's net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Organizational costs/startup expenses	$ 924,537	$ 322,963
Net operating loss carryforward		28,689
Total deferred tax asset	924,537	351,652
Valuation allowance	$ (924,537)	$ (351,652)